This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                             Pre-Effective Amendment No.                     [ ]
                          Post-Effective Amendment No. 32                    [X]

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                     ACT OF                                  [ ]
                                 Amendment No. 34                            [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

          300 North Lake Avenue
              Pasadena, CA                                         91101-4106
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

            [X] immediately upon filing pursuant to paragraph (b)
            [ ] on (Date) pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(i)
            [ ] on (date) pursuant to paragraph (a)(i)
            [ ] 75 days after filing pursuant to paragraph (a)(ii)
            [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Registrant incorporated herein by reference Part A of Post-Effective Amendment No. 27 to Registrant's Registration Statement filed with the Commission on January 15, 1999.

Registrant incorporated herein by reference Part B of Post-Effective Amendment No. 27 to Registrant's Registration Statement filed with the Commission on January 15, 1999.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

              (1)    Declaration of Trust(1)
              (2)    By-Laws(1)
              (3)    Not applicable
              (4)    Management Agreement (3)
              (5)    Amended and Restated Distribution Agreement
              (6)    Not applicable
              (7)    Custodian Agreement(4)
              (8)    (i)    Administration Agreement with Investment Company
                            Administration Corporation(1)
                     (ii)   Administration    Agreement   with   Provident
                            Investment Counsel(1)
                     (iii)  Amendment to Administration Agreement with
                            Investment Company Administration, LLC
                     (iv)   Amendment to Administration Agreement with Provident
                            Investment Counsel
                     (v)    Shareholder Servicing Agreement
                     (vi)   Contractual Waiver/Reimbursement Agreement
              (9)   Opinion and consent of counsel(1)
              (10)  Power of Attorney (11) Not applicable
              (12)  Investment letter(1)
              (13)   (i)    Distribution Plan pursuant to Rule 12b-1(2)
                     (ii)   Distribution Plan pursuant to Rule 12b-1-Funds B
              (14)  Not applicable
              (15)  Not applicable

     (1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.

     (2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 17, 1997 and incorporated herein by reference.

     (3) Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 21, 1997 and incorporated herein by reference.

     (4) Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of March 26 1999, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

      (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

      (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

      (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

      (a) In respect of any claim, issue, or matter as to which that person shall have bee liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

      (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

      (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

      (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

      (b) A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

      (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

      (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Advisors Series Trust
                  Guinness Flight Investment Funds, Inc.
                  Fremont Mutual Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  The Purissima Fund
                  Professionally Managed Portfolios
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group, Inc.
                  UBS Private Investor Funds

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with     Position and Offices
Business Address             Principal Underwriter         with Registrant
------------------           -------------------------     --------------------
Robert H. Wadsworth          President and Treasurer       Assistant Secretary
4455 E. Camelback Road
Suite 261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                Assistant Secretary
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and            Assistant Secretary
915 Broadway                 Secretary
New York, NY 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of March, 1999.


                              PIC INVESTMENT TRUST

                                        By Douglass B. Allen*
                                           --------------------------
                                           Douglass B. Allen
                                    President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on March 30, 1999.


Douglass B. Allen*                      President
----------------------------
Douglas B. Allen


Jeffrey J. Miller*                      Trustee
----------------------------
Jeffrey J. Miller


Jettie M. Edwards*                      Trustee
----------------------------
Jettie M. Edwards


Jeffrey D. Lovell*                      Trustee
----------------------------
Jeffrey D. Lovell


Wayne H. Smith*                         Trustee
----------------------------
Wayne H. Smith


Thad M. Brown*                          Treasurer and Principal
----------------------------            Financial and Accounting
Thad M. Brown                           Officer


*   /s/ Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of March, 1999.



                                        PIC MID CAP PORTFOLIO

                                        By Douglass B. Allen*
                                           -----------------------
                                           Douglass B. Allen
                                    President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on March 30, 1999.


Douglass B. Allen*                      President of PIC
----------------------------            Mid Cap Portfolio
Douglass B. Allen


Jeffrey J. Miller*                      Trustee of
----------------------------            PIC Mid Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Mid Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Mid Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Mid Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Mid Cap
Thad M. Brown                           Portfolio


*   /s/ Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of March, 1999.


                                        PIC BALANCED PORTFOLIO


                                        By Douglass B. Allen*
                                           -----------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on March 30, 1999.

Douglass B. Allen*                      President of PIC Balanced Portfolio
----------------------------
Douglass B. Allen


Jeffrey J. Miller*                      Trustee of PIC Balanced Portfolio
----------------------------
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Balanced Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Balanced Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Balanced Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Balanced
Thad M. Brown                           Portfolio


*   /s/ Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of March, 1999.


                                        PIC SMALL CAP PORTFOLIO

                                        By Douglass B. Allen*
                                           -----------------------
                                           Douglass B. Allen
                                    President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on March 30, 1999.


Douglass B. Allen*                      President of PIC Small Cap Portfolio
----------------------------
Douglass B. Allen


Jeffrey J. Miller*                      Trustee of PIC Small Cap Portfolio
----------------------------
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Small Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Small Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Small Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Small Cap
Thad M. Brown                           Portfolio


*   /s/ Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


      PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of March, 1999.


                                        PIC GROWTH PORTFOLIO

                                        By Douglass B. Allen*
                                           -----------------------
                                           Douglass B. Allen
                                           President

      This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on March 30, 1999.


Douglass B. Allen*                      President of PIC Growth Portfolio
----------------------------
Douglass B. Allen


Jeffrey J. Miller*                      Trustee of PIC Growth Portfolio
----------------------------
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Growth Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Growth Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Growth Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Growth
Thad M. Brown                           Portfolio


*   /s/ Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                    EXHIBITS


         Number                     Description
         ------                     -----------

         99.B5          Amended and Restated Distribution Agreement
         99.B8.iii      Amendment to Administration Agreement
         99.B8.iv       Amendment to Administration Agreement
         99.B8.v        Shareholder Servicing Agreement
         99.B8.vi       Contractual Waiver/Reimbursement Agreement
         99.B10         Power of Attorney
         99.B13.ii      Distribution Plan-Funds B